INVENTORIES	6 Months Ended
Jun. 30, 2026
INVENTORIES
INVENTORIES

3. INVENTORIES

Inventories, net consist of the following:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Finished goods	$73,267	$—

The Group has no write-down of inventories for the six months ended June 30, 2026 and December 31, 2025.